Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Segment Reporting [Abstract]
Summary of Financial Data for Company's Reportable Business Segments

The following tables display selected financial data for the Company’s reportable segments:

	Three months ended
	March 28,	March 29,
	2015	2014
Revenue:
West region	$127,674	$94,894
Central region	56,609	47,542
East region	9,704	8,655

Total revenue	$193,987	$151,091

	Three months ended
	March 28,	March 29,
	2015	2014
Adjusted EBITDA
West region	$11,869	$1,791
Central region	710	(423)
East region	(7,867)	(9,338)
Corporate and other	(9,687)	(7,499)

Total reportable segments and corporate	(4,975)	(15,469)
Interest expense	24,109	18,819
Depreciation, depletion, amortization and accretion	26,126	19,356
Initial public offering costs	28,296	—
Loss on debt financings	799	—

Loss from continuing operations before taxes	$(84,305)	$(53,644)

	Three months ended
	March 28,	March 29,
	2015	2014
Cash paid for capital expenditures:
West region	$5,419	$4,138
Central region	8,624	12,401
East region	2,774	2,245

Total reportable segments	16,817	18,784
Corporate and other	891	1,157

Total capital expenditures	$17,708	$19,941

	Three months ended
	March 28,	March 29,
	2015	2014
Depreciation, depletion, amortization and accretion:
West region	$12,088	$6,747
Central region	10,072	8,847
East region	3,477	3,457

Total reportable segments	25,637	19,051
Corporate and other	489	305

Total depreciation, depletion, amortization and accretion	$26,126	$19,356

	March 28,	December 27,
	2015	2014
Total assets:
West region	$760,881	$777,981
Central region	704,314	704,134
East region	219,607	221,598

Total reportable segments	1,684,802	1,703,713
Corporate and other	333,452	26,064

Total	$2,018,254	$1,729,777

	Three months ended
	March 28,	March 29,
	2015	2014
Revenue by product:*
Aggregates	$52,337	$31,550
Cement	11,819	7,707
Ready-mixed concrete	70,088	42,380
Asphalt	20,914	24,396
Paving and related services	43,899	55,857
Other	(5,070)	(10,799)

Total revenue	$193,987	$151,091

*	Revenue by product includes intercompany and intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other. Revenue from the liquid asphalt terminals is included in asphalt revenue.

The following tables display selected financial data for the Company’s reportable business segments as of and for the years ended December 27, 2013, December 28, 2013 and December 29, 2012:

	2014	2013	2012
Revenue:
West region	$665,716	$426,195	$484,922
Central region	391,553	329,621	302,113
East region	146,962	160,385	139,219

Total revenue	$1,204,231	$916,201	$926,254

	2014	2013	2012
Adjusted EBITDA
West region	$96,133	$28,607	$14,429
Central region	83,912	72,918	65,767
East region	17,955	15,134	10,782
Corporate and other	(36,768)	(24,878)	(15,560)

Total reportable segments and corporate	161,232	91,781	75,418
Interest expense	86,742	56,443	58,079
Depreciation, depletion, amortization and accretion	87,826	72,934	68,290
Goodwill impairment	—	68,202	—

Loss from continuing operations before taxes	$(13,336)	$(105,798)	$(50,951)

	2014	2013	2012
Cash paid for capital expenditures:
West region	$31,968	$21,856	$14,993
Central region	32,114	33,030	20,996
East region	7,547	7,753	8,736

Total reportable segments	71,629	62,639	44,725
Corporate and other	4,533	3,360	763

Total capital expenditures	$76,162	$65,999	$45,488

	2014	2013	2012
Depreciation, depletion, amortization and accretion:
West region	$33,271	$24,167	$23,771
Central region	38,793	33,808	30,215
East region	14,294	14,493	14,223

Total reportable segments	86,358	72,468	68,209
Corporate and other	1,468	466	81

Total depreciation, depletion, amortization and accretion	$87,826	$72,934	$68,290

	2014	2013	2012
Total assets:
West region	$777,981	$383,544	$428,115
Central region	704,134	657,421	610,003
East region	221,598	192,486	224,603

Total reportable segments	1,703,713	1,233,451	1,262,721
Corporate and other	26,064	17,609	21,758

Total	$1,729,777	$1,251,060	$1,284,479

	2014	2013	2012
Revenue by product:*
Aggregates	$229,047	$159,019	$146,991
Cement	89,911	76,211	77,676
Ready-mixed concrete	274,970	112,878	100,941
Asphalt	278,867	219,811	242,458
Paving and related services	528,817	478,280	505,189
Other	(197,381)	(129,998)	(147,001)

Total revenue	$1,204,231	$916,201	$926,254

*	Revenue by product includes intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other.